February 25, 1998

Dear Shareholder:

Enclosed are the mid-year financial statements for the Western Asset Trust Limited Duration Portfolio, covering the period July 1 - December 31, 1997.

Now in its second year of operation, the fund continues to produce positive investment results relative to its benchmark. Total assets have now exceeded $30 million, and we see the fund's growth momentum building over time.

The principal factors behind the fund's recent good performance, when it returned 3.9% (net of all fees) versus the benchmark Merrill Lynch 1-3 year Treasury Index's 3.7% return, were its longer than market duration posture, which was rewarded by declining interest rates and its barbelled exposure to maturities, which benefited from a pronounced flattening of the yield curve.

Please feel free to call if you have any questions.

Sincerely,



/s/ W. Curtis Livingston
________________________
W. Curtis Livingston
President

Enclosure

                           WESTERN ASSET TRUST, INC.

                           LIMITED DURATION PORTFOLIO

                             REPORT TO SHAREHOLDERS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                  % OF                    MATURITY
                                                               NET ASSETS       RATE        DATE         PAR      VALUE
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES                                        13.19%
FINANCE                                                           5.89%
BankAmerica Capital III                                                        6.33%      01/15/27        $500  $   485(A)
First National Bank                                                            6.50%      01/14/00         500      503
Traveler's Group, Inc.                                                         7.30%      05/15/02         700      722
                                                                                                                -------
                                                                                                                  1,710

FOOD, BEVERAGE AND TOBACCO                                        2.14%
Philip Morris Companies, Inc.                                                  6.95%      06/01/06         600      621

INDUSTRIAL                                                        5.16%
Long Island Lighting Company                                                   9.75%      05/01/21         500      508
Time Warner PATS                                                               4.90%      07/29/99         500      490(B)
TCI Communications, Inc.                                                       6.82%      09/15/10         500      502
                                                                                                                -------
                                                                                                                  1,500

Total Corporate Bonds and Notes
(Identified Cost - $3,799)                                                                                        3,831
--------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS                                      28.06%
United States Treasury Notes                                                5.875%        09/30/02       1,700    1,709
United States Treasury Notes                                                   5.75%      11/30/02         900      901
United States Treasury Notes                                                   7.00%      07/15/06         800      863
United States Treasury Notes                                                   5.75%      11/15/00       2,000    2,004
United States Treasury Notes                                                   6.00%      08/15/00         350      353
United States Treasury Notes                                                   6.50%      05/31/02         900      926
United States Treasury Notes                                                   5.75%      08/15/03         300      300
United States Treasury Notes                                                   6.63%      05/15/07         420      445
United States Treasury Notes                                                   6.13%      08/15/07          90       92
United States Treasury Notes                                                   7.88%      11/15/04         500      559
                                                                                                                -------

Total U.S Government Obligations
(Identified Cost - $8,073)                                                                                        8,152
--------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                  % OF                    MATURITY
                                                               NET ASSETS       RATE        DATE         PAR      VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES                14.57%
FIXED-RATE SECURITIES                                             7.76%
Fannie Mae                                                                     6.00%      10/01/11      $1,616   $1,593
Fannie Mae                                                                     7.00%      08/01/13         467      477
Freddie Mac                                                                   10.15%      04/15/06         104      105
Government National Mortgage Association                                       9.25%      03/15/01          76       78
                                                                                                                -------
                                                                                                                  2,253

VARIABLE-RATE SECURITY                                            2.72%
Government National Mortgage Association                                       7.00%      08/20/22         277      284(C)
Government National Mortgage Association                                       7.00%      09/20/20         493      506(C)
                                                                                                                -------
                                                                                                                    790

INDEXED-SECURITY                                                  4.09%
Fannie Mae   - Inflation Linked                                                5.122%     03/13/02       1,220    1,189(A)

Total U.S. Government Agency Mortgage-backed Securities
(Identified Cost - $4,186)                                                                                        4,232
--------------------------------------------------------------------------------------------------------------------------

ASSET-BACKED SECURITIES                                           7.99%
FIXED-RATE SECURITIES
Aesop Funding II LLC                                                           6.40%      10/20/03         200      201(B)
Bridgestone/Firestone Master Trust                                             6.17%      07/01/03         500      501
FASCO Auto Trust                                                               6.65%      11/15/01         174      175
FASCO Auto Trust                                                               9.05%      03/17/03           6        6(B)
Fleet Finance Home Equity Trust                                                6.70%      10/16/06         129      130
Irwin Home Equity Corporation                                                  6.65%      04/15/05         189      192
Lehman FHA Title I Loan Trust                                                  6.84%      02/25/04         158      158
Merrill Lynch Mortgage Investors, Inc.                                         9.20%      01/15/11         148      150
Onyx Acceptance Grantor Trust                                                  6.45%      12/15/02         284      284
Tyron Mortgage Funding, Inc.                                                   6.35%      05/20/01         117      116
Union Acceptance Corp.                                                        6.375%      10/08/03         300      301
World Omni Automobile Lease Securitization Trust                               6.05%      11/25/01         106      106
                                                                                                                -------

Total Asset-backed Securities
(Identified Cost - $2,310)                                                                                        2,320
--------------------------------------------------------------------------------------------------------------------------

                                       3

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                  % OF                    MATURITY
                                                               NET ASSETS       RATE        DATE         PAR      VALUE
--------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES                                       18.53%
FIXED-RATE SECURITIES                                            16.79%
CRIIMI MAE Financial Corporation                                               6.77%      05/30/98        $375     $372(B)
Chevy Chase Home Loan  Trust                                                   6.55%      01/20/18         751      750
Cityscape Home Equity Loan                                                     7.40%      09/25/28         875      883(B)
Green Tree Home Improvement Loan Trust                                         6.45%      07/15/21         275      276
International Mortgage Acceptance Corp.                                       12.25%      03/01/14         213      241
JP Morgan Commercial Mortgage Finance                                          6.94%      12/26/28         447      453
Merrill Lynch Mortgage Investors, Inc.                                         6.69%      11/21/28         237      240
Morgan Stanley Capital I                                                       6.85%      02/15/20         731      742
Resolution Trust Corporation                                                   8.40%      07/25/24         150      150
Structured Asset Securities Corp.                                              6.60%      10/25/24          47       47
Structured Asset Securities Corp.                                              7.75%      02/25/28         717      723
                                                                                                                -------
                                                                                                                  4,877

VARIABLE-RATE SECURITIES                                          1.74%
CBA Mortgage Corp.                                                             7.76%      12/01/03         500      504(C)

Total Mortgage-backed Securities
(Identified Cost - $5,355)                                                                                        5,381
--------------------------------------------------------------------------------------------------------------------------

YANKEE BONDS                                                      1.82%
FIXED-RATE SECURITIES
YPF Sociedad Anonima                                                           7.50%      10/26/02         521      529(D)

Total Yankee Bonds
(Identified Cost - $533)                                                                                            529
--------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS AND EQUITY INTERESTS                                2.45%
Black Rock 2001 Term Trust                                                                               82 shrs    711

Total Common Stocks and Equity Interests
(Identified Cost - $671)                                                                                            711
--------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

                                                                  % OF                    MATURITY
                                                               NET ASSETS       RATE        DATE         PAR      VALUE
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                                            8.11%
CORPORATE                                                         3.45%
Heller Financial                                                               6.27%      05/20/98        $500  $   501
Time Warner, Inc.                                                              7.45%      02/01/98         500      500
                                                                                                                -------
                                                                                                                  1,001

YANKEE BONDS
Hydro Quebec                                                      1.77%        9.75%      09/29/98         500      513(D)

U.S. GOVERNMENT OBLIGATIONS                                       0.68%
United States Treasury Bills                                                   5.04%      03/05/98         100       99(E)
United States Treasury Bills                                                   5.23%      03/05/98         100       99(E)
                                                                                                                -------
                                                                                                                    198

REPURCHASE AGREEMENT                                              2.19%
Merrill Lynch Securities Inc.
   6.60% dated 12/31/97, to be repurchased at $637 on 1/2/98
   (Collateral: $650 Fannie Mae Medium-term Notes, 6.58%
   due 12/17/07, value $657)                                                                               637      637

                                                                                                          ACTUAL
                                                                                                        CONTRACTS
                                                                                                        ---------
OPTIONS PURCHASED                                                 0.03%
Eurodollar Future Call June 98, Strike Price $94.25                                                         23        8

Total Short-Term Investments
(Identified Cost - $2,351)                                                                                        2,357
--------------------------------------------------------------------------------------------------------------------------

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                            STATEMENT OF NET ASSETS
                               DECEMBER 31, 1997
                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)


--------------------------------------------------------------------------------------------------------------------------
Total Investments                                                94.72%                                $27,278  $27,514
Other Assets Less Liabilities                                     5.28%                                           1,533
                                                                                                                -------

NET ASSETS CONSISTING OF:
Accumulated paid-in-capital applicable to
     287 shares outstanding                                                                            $28,765
Undistributed net investment income                                                                         12
Undistributed net realized gain on investments                                                              48
Unrealized appreciation of investments                                                                     222
                                                                                                       -------


NET ASSETS                                                      100.00%                                         $29,047
                                                                                                                =======

NET ASSET VALUE PER SHARE                                                                                       $101.23
                                                                                                                =======

                                                                                             ACTUAL          APPRECIATION/
                                                                              EXPIRATON    CONTRACTS        (DEPRECIATION)
                                                                              ---------    ---------        --------------
OPTIONS WRITTEN
Eurodollar Future Call, Strike Price $94.75                                    June 98         18                 $1

FUTURES WRITTEN
U.S. Treasury Bond Futures                                                     March 98        26                 (9)
U.S. Treasury Note Futures                                                     March 98         4                 (6)

----------------------
(A) Indexed Security - The rate of interest earned on this type of security is tied to the London Interbank Offered Rate (LIBOR), the Consumer Price Index
    (CPI) or the one year Treasury Bill rate. The coupon rate is the rate as of December 31,1997
(B) Rule 144a Security - A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified buyers.
(C) The coupon rate shown on the variable securities is the rate at December 31, 1997. This rate varies with the weighted average coupon of the underlying loans.
(D) Yankee Bond- Dollar denominated bond issued in the U.S. by foreign entities.
(E) Collateral to cover futures written.

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1997
                             (AMOUNT IN THOUSANDS)
                                  (UNAUDITED)



INVESTMENT INCOME:
      Interest                                 $1,034
      Dividends                                    16
                                               ------
             Total income                                      $1,050

EXPENSES:
      Management fee                               50
      Administrative fee                            8
      Custodian fees                               32
      Legal and audit fees                         15
      Registration fees                            17
      Directors' fees                               8
      Reports to shareholders                       1
      Transfer agent and
             shareholder servicing expense          1
      Organizational expense                        8
      Other expenses                               17
                                               ------
                                                  157

             Less fees waived                     (91)
                                               ------
             Total expenses, net of waivers                        66
                                                               ------

NET INVESTMENT INCOME                                             984

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Realized gain on investments, options
             and futures                           67
      Change in unrealized appreciation of
             investments, options and futures     209
                                               ------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS            276
                                                               ------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,260
                                                               ======

================================================================================


                       STATEMENT OF CHANGES IN NET ASSETS
                             (AMOUNT IN THOUSANDS)


                                                FOR THE SIX           FOR THE YEAR
                                               MONTHS ENDED               ENDED
                                             DECEMBER 31, 1997       JUNE 30, 1997
                                             -----------------       -------------
                                                (UNAUDITED)
CHANGE IN NET ASSETS:
Net investment income                           $   984                 $ 1,259
Net realized gain (loss) on investments,
       options and futures                           67                     140
Change in unrealized appreciation
       of investments, options and futures          209                      26
                                                -------                 -------
Change in net assets resulting
       from operations                            1,260                   1,425

Distributions to shareholders from:
       Net investment income                     (1,337)                 (1,012)
       Net realized gain on investment             (103)                    (60)

Change in net assets from
       Fund share transactions                    2,690                  10,074
                                                -------                 -------

       Change in net assets                       2,510                  10,427

NET ASSETS:

       Beginning of period                       26,537                  16,110
                                                -------                 -------
       End of period (including
          undistributed net investment
          income of $12 and $365,
          respectively)                         $29,047                 $26,537
                                                =======                 =======

                            WESTERN ASSET TRUST,INC.
                           LIMITED DURATION PORTFOLIO
                              FINANCIAL HIGHLIGHTS

         Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements

                                                                 FOR THE                        FOR THE           MAY 1, 1996
                                                            SIX MONTHS ENDED                  YEAR ENDED              TO
                                                            DECEMBER 31, 1997               JUNE 30, 1997       JUNE 30, 1996(A)
                                                            -----------------               -------------       ----------------
                                                               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period (B)                          $102.36                       $100.76             $100.00
Net investment income (B)                                            3.36                          5.94                0.84
Net realized and unrealized gain (loss)
         on investments, options and futures                         0.58                          1.34               (0.08)
                                                                  -------                       -------             -------
Total from investment operations                                     3.94                          7.28                0.76
                                                                  -------                       -------             -------
Distributions to shareholders from:
         Net investment income                                      (4.72)                        (5.31)                  -
         Net realized gain on investments                           (0.35)                        (0.37)                  -
                                                                  -------                       -------             -------
Total distributions                                                 (5.07)                        (5.68)               0.00
                                                                  -------                       -------             -------
Net asset value, end of period                                    $101.23                       $102.36             $100.76
                                                                  =======                       =======             =======

Total return (B)                                                     3.90%(C)                      7.42%               0.76%(C)

RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
         Expenses (B)                                                0.40%(D)                      0.41%               0.50%(D)
         Net investment income (B)                                   5.97%(D)                      6.24%               5.58%(D)

Portfolio turnover rate                                            418.30%(D)                    435.47%              1,042(D)
Net assets, end of period
         (in thousands)                                           $29,047                       $26,537             $16,110

------------------
(A) Commencement of Operations
(B) Net of investment advisory fees waived pursuant to a voluntary expense limitation of 0.50% through August 5,1996 and 0.40% thereafter. In the absence of this limitation, the ratio of expenses to average net assets would have been 0.95% for the six months ended December 31, 1997, 1.21% for the year ended June 30, 1997, and 0.80% for the period ended June 30, 1996.
(C) Not annualized
(D) Annualized

                       See notes to financial statements.

                           WESTERN ASSET TRUST, INC.
                           LIMITED DURATION PORTFOLIO
                         NOTES TO FINANCIAL STATEMENTS
                             (AMOUNT IN THOUSANDS)
                                  (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES:

The Western Asset Trust, Inc. ("Corporation") is registered under the Investment Company Act of 1940, as amended. The Western Asset Trust Limited Duration Portfolio ("Fund"), a diversified, open-end management investment company, is one of the portfolios established by the Corporation. The Fund was organized on May 16, 1990 and had no operations prior to May 1, 1996, other than those related to organizational matters.

SECURITY VALUATION

Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation is used for debt obligations with 60 days or less remaining to maturity.

OPTIONS AND FUTURES

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are marked-to-market on a daily basis. As a contract's value fluctuates, payments known as variation margin are made to or received from the futures commission merchant.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income for dividend purposes is recorded on the accrual basis and consists of interest and dividend income less expenses. Bond premium and original issue discount are amortized for financial reporting and tax purposes using the effective interest method over the period to maturity of the security and serve to reduce or increase interest income.

Distributions are determined on a tax basis and may differ from net investment income and realized gain for financial reporting purposes.

SECURITY TRANSACTIONS

Security transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis.

DEFERRED ORGANIZATIONAL EXPENSES

Deferred organizational expenses of $79 are being amortized on a straight-line basis through April 2001.

USE OF ESTIMATES

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

FEDERAL INCOME TAXES

No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

2.  FINANCIAL INSTRUMENTS:

As part of the Fund's investment program, the Fund utilizes repurchase agreements, options and futures contracts. The nature and risk of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.

REPURCHASE AGREEMENTS

All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issure of the repurchase agreement fail financially.

FINANCIAL INSTRUMENTS - CONTINUED

OPTION TRANSACTIONS

A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. Risks arise from the possible illiquidity of the options market and from movements in security values. Call and put options written by the Fund and related premiums received during the period were as follows:

                                                               CALLS                                     PUTS
                                              ----------------------------------------------------------------------------------
                                                   CONTRACTS            PREMIUMS           CONTRACTS            PREMIUMS
---------------------------------------------------------------------------------------  ---------------------------------------
Options outstanding at December 31, 1996               -                     -                  5                    $4

Options written                                      133                   $96                 18                     7

Options closed                                      (115)                  (94)               (23)                  (11)

Options expired                                        -                     -                  -                     -

Options excercised                                     -                     -                  -                     -
---------------------------------------------------------------------------------------  ---------------------------------------
Options outstanding at December 31, 1997              18                    $2                  -                $    -
=======================================================================================  =======================================


FUTURES

The Fund may enter into futures contracts in connection with its interest rate management strategy. Risks arise from the possible illiquidity of the futures market and from the possibility that a change in the value of a contract may not correlate with changes in interest rates. The open long and short futures positions and related appreciation or depreciation at December 31, 1997 are described at the end of the "Statement of Net Assets", page 6.

3.  PORTFOLIO TRANSACTIONS:

Purchases and sales of portfolio securities (excluding short-term, U.S. Government securities, written and purchased options and futures contracts) for the year ended December 31, 1997, aggregated $14,247 and $12,361, respectively. Purchases and sales of U.S. Government securities aggregated $50,395 and $50,316, respectively for the same period.

At December 31, 1997, the cost of securities for federal income tax purposes was $27,278 Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $262 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $26.

4.  FUND SHARE TRANSACTIONS:

At December 31, 1997, there were 5,000,000 shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:


                                           FOR THE SIX MONTHS ENDED                          FOR THE YEAR ENDED
                                  ----------------------------------------   --------------------------------------------------
                                              DECEMBER 31, 1997                                JUNE 30, 1997
                                  ----------------------------------------   --------------------------------------------------
                                        SHARES                AMOUNT              SHARES                   AMOUNT
--------------------------------------------------------------------------   --------------------------------------------------
Sold                                      177                $ 18,150               113                   $ 11,502

Reinvestment of Distributions              14                   1,440                10                      1,072

Repurchased                              (163)                (16,900)              (24)                    (2,500)
--------------------------------------------------------------------------   --------------------------------------------------
Net increase                               28                $  2,690                99                   $ 10,074
==========================================================================   ==================================================

5.  TRANSACTIONS WITH AFFILIATES:

The Fund has an administration agreement with Legg Mason Fund Adviser, Inc. ("Administrator"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Administrator provides the Fund with administrative services for which the Fund pays a fee at an annual rate of 0.10% of average daily net assets of the Fund. The Administrator has voluntarily agreed to indefinitely limit its annual fee to 0.05% of the Fund's average daily net assets. At December 31, 1997, $1 was due to the Administrator.

Western Asset Management Company ("Adviser"), a corporate affiliate of the Administrator and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. The Adviser has voluntarily agreed to indefinitely limit its fee to 0.30% of average daily net assets and to further waive its fees and reimburse the Fund to the extent necessary to limit the total expenses to an annual rate of 0.40% of the Fund's average daily net assets. Pursuant to this agreement, advisory fees of $50 were waived and reimbursements of $41 were made for the six months ended December 31, 1997. At December 31, 1997, $4 was due from the Advisor as reimbursement for expenses paid in excess of the 0.40% annual limit.